Segment, Customer and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of operating segments [abstract]
Schedule of Information Regarding Reportable Segments
Financial information of the reportable segments is set forth in the following table.

	OPC	Quantum	Other	Adjustments	Total
	$ thousands
2018
Total sales	363,262	-	750	-	364,012

Income/(loss) before taxes	36,499	456,854	(31,385)		461,968
Income Taxes	(10,233)	-	(1,266)	-	(11,499)
Income/(loss) from continuing operations	26,266	456,854	(32,651)	-	450,469

Depreciation and amortization	29,809	-	607		30,416
Financing income	(2,031)	(10,371)	(48,430)	32,240	(28,592)
Financing expenses	27,219	2,003	33,400	(32,240)	30,382
Other items:
Write back of financial guarantee	-	(62,563)	-	-	(62,563)
Gain on third party investment in Qoros	-	(504,049)	-	-	(504,049)
Fair value loss on option	-	39,788	-	-	39,788
Share in losses of associated companies	-	78,338	26,919	-	105,257
	54,997	(456,854)	12,496	-	(389,361)

Adjusted EBITDA	91,496	-	(18,889)	-	72,607

Segment assets	893,162	91,626	239,550	-	1,224,338
Investments in associated companies	-	139,184	91,596	-	230,780
					1,455,118
Segment liabilities	700,452	-	38,948	-	739,400
Capital expenditure	100,389	-	19	-	100,408

	OPC	Quantum	Other	Adjustments	Total
	$ thousands
2017
Total sales	365,395	-	309	-	365,704

Income/(loss) before taxes	22,708	(127,526)	(30,818)	-	(135,636)
Income Taxes	(8,945)	-	(63,864)	-	(72,809)
Income/(loss) from continuing operations	13,763	(127,526)	(94,682)	-	(208,445)

Depreciation and amortization	30,102	-	692	-	30,794
Financing income	(1,088)	-	(13,230)	11,414	(2,904)
Financing expenses	33,753	6,328	41,499	(11,414)	70,166
Other items:
Share in losses/(income) of associated companies	-	121,198	(10,533)	-	110,665
Write back of impairment of investments	-	-	(28,758)	-	(28,758)
	62,767	127,526	(10,330)	-	179,963

Adjusted EBITDA	85,475	-	(41,148)	-	44,327

Segment assets	939,809	15,654	1,448,700	-	2,404,163
Investments in associated companies	-	1,694	120,000	-	121,694
					2,525,857
Segment liabilities	742,692	75,081	656,737	-	1,474,510
Capital expenditure	109,226	-	121,245	-	230,471

	OPC	Quantum	Other	Adjustments	Total
	$ thousands
2016
Total sales	324,188	-	65	-	324,253

Income/(loss) before taxes	20,450	(142,534)	(304,816)	-	(426,900)
Income Taxes	(67)	-	(2,185)	-	(2,252)
Income/(loss) from continuing operations	20,383	(142,534)	(307,001)	-	(429,152)

Depreciation and amortization	26,697	-	589	-	27,286
Financing income	(2,988)	-	(17,081)	12,345	(7,724)
Financing expenses	22,838	-	36,783	(12,345)	47,276
Other items:
Share in losses/(income) of associated companies	-	142,534	43,681	-	186,215
Provision of financial guarantee	-	-	130,193	-	130,193
Impairment of investments	-	-	72,263	-	72,263
	46,547	142,534	266,428	-	455,509

Adjusted EBITDA	66,997	-	(38,388)	-	28,609

Segment assets	667,631	2,016	4,261,929	-	4,931,576
Investments in associated companies	-	117,593	90,640	-	208,233
					5,139,809
Segment liabilities	533,684	-	3,709,905	-	4,243,589
Capital expenditure	72,540	-	245,313	-	317,853

Schedule of Major Customers and Percentage of Group's Total Revenues
Following is information on the total sales of the Group to material customers and the percentage of the Group’s total revenues (in $ Thousand):

	2018		2017		2016
Customer	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group	Total revenues	Percentage of revenues of the Group

Customer 1	74,019	20.33%	75,757	20.72%	59,886	18.47%
Customer 2	61,482	16.89%	50,461	13.80%	32,449	10.01%
Customer 3	54,639	15.01%	53,617	14.66%	39,359	12.14%
Customer 4	42,487	11.67%	*	*	*	*
Customer 5	39,276	10.79%	38,223	10.45%	36,394	11.22%

(*) Represents an amount less than 10% of revenues.

Schedule of Information Based on Geographic Areas	The Group’s geographic revenues are as follows:
	For the year ended December 31,
	2018	2017	2016
	$ Thousands
Israel	363,262	365,395	324,188
Others	750	309	65
Total revenues	364,012	365,704	324,253

Schedule of Non-current Assets on the Basis of Geographic Location
The Group’s non-current assets* on the basis of geographic location:

	As at December 31,
	2018	2017
	$ Thousands
Israel	636,256	617,358
Others	138	447
Total non-current assets	636,394	617,805

* Composed of property, plant and equipment and intangible assets.